Share-based Compensation - Additional Information (Detail)						9 Months Ended		12 Months Ended
	Aug. 17, 2017 shares	May 03, 2017 shares	May 01, 2016 shares	Dec. 26, 2015 shares	Aug. 29, 2014 $ / shares shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 shares	Dec. 31, 2017 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tianjin Happy Share equity investment percentage in Beijing Happy Time				5.24%
Fair value of vested share options						¥ 55,607,170		$ 9,845,204	¥ 64,055,851	¥ 22,133,620
Unrecognized compensation expense relating to unvested share options								$ 9,819,793				¥ 63,890,517
Weighted average period over which unrecognized compensation is expected to be recognized								2 years 3 months 29 days	2 years 3 months 29 days
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options held by trustee of Share Based Payment Trust										13,865,219
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted							18,373,219				2,449,800
Number of share options canceled											7,450,000
2014 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options approved					20,824,447
Options exercise price | $ / shares					$ 0
Options vesting period					4 years
Options expiration period					10 years
2014 Plan [Member] | Employee Stock Option [Member] | First Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested					25.00%
2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted											15,814,019
2015 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options approved				15,814,019
Options expiration period				10 years
Number of share options granted				13,373,019
Supplemental 2015 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options canceled			1,080,000
2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period										10 years
Number of share options granted								694,904	694,904	15,299,019
Number of share options canceled								241,650	241,650
2016 Plan [Member] | Independent Non-executive Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted	20,000
2016 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period										3 years
2016 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period										5 years
2016 Plan [Member] | First Anniversary [Member] | Independent Non-executive Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be vested	25.00%
2016 Plan [Member] | Replacement Awards for 2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted										12,364,319
2016 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted	200,000	494,904